Condensed Consolidated Statements Of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Condensed Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net loss	$ (450)	$ (476)	$ (2,079)	$ (1,848)
Other comprehensive income (loss):
Foreign currency translation adjustment	25	(8)	(14)	33
Total comprehensive loss	$ (425)	$ (484)	$ (2,093)	$ (1,815)